RISK MANAGEMENT - Concentrations of credit risk - Concentration by currency - Additional information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of financial assets [line items]
Percentage of loan portfolio in foreign currency	16.50%	19.00%
Maximum exposure to credit risk	$ 299,358,788	$ 294,377,172
Loan portfolio [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Maximum exposure to credit risk			$ 8,042	$ 7,421